Summary of Significant Accounting Policies - Schedule Of Property Plant And Equipment Table (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Computer and office equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years